AB INBEV Companies - Summary of Name and Registered Office of Associates and Joint Ventures (Detail)	12 Months Ended
Dec. 31, 2021
France [member] | SOCIETE DES BRASSERIES ET GLACIERES INTERNATIONALES SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SOCIÉTÉ DES BRASSERIES ET GLACIÈRES INTERNATIONALES S.A - 49 rue François 1er - Paris
Proportion of ownership interest in subsidiary	20.00%
Gibraltar [member] | BIH BRASSERIES INTERNATIONALES HOLDING LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	B.I.H. BRASSERIES INTERNATIONALES HOLDING LIMITED LIMITED - ICC Building, 10th Floor, Main Street
Proportion of ownership interest in subsidiary	20.00%
Gibraltar [member] | BIH BRASSERIES INTERNATIONALES HOLDING ANGOLA LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	B.I.H. BRASSERIES INTERNATIONALES HOLDING (ANGOLA) LIMITED - Suite 10/3, International Commercial Centre, 2A Main Street
Proportion of ownership interest in subsidiary	27.00%
Turkey [member] | ANADOLU EFES BIRACILIK VE MALT SANAYII AS [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANADOLU EFES BIRACILIK VE MALT SANAYII A.S. - Bahçelievler Mahallesi, Sehit Ibrahim Koparir Caddesi No. 4, Bahçelievler - Istanbul
Proportion of ownership interest in subsidiary	24.00%
Zimbabwe [member] | DELTA CORPORATION LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	DELTA CORPORATION LIMITED - Sable House, Northridge Close, Borrowdale - P.O. Box BW 343 - Harare
Proportion of ownership interest in subsidiary	25.42%
Russia [member] | AB InBev Efes [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV EFES JSC - 28 Moskovskaya street, Moscow region - 141607 - Klin
Proportion of ownership interest in subsidiary	50.00%